ACCOUNTS RECEIVABLE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Receivables [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 842,673		$ 842,673		$ 684,935	$ 161,409
Accounts Receivable, Credit Loss Expense (Reversal)	$ 2,329	$ 0	$ 2,329	$ 5,927	$ 15,798	108,392
Accounts Receivable, Allowance for Credit Loss, Writeoff						$ 101,512